Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 8 — INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	As of December 31,
	2022	2021
Land use rights	$5,212,049	$961,868
Less: accumulated amortization	(250,168)	(239,509)
Intangible assets, net	$4,961,881	$722,359

Amortization expense for the years ended December 31, 2022, 2021 and 2020 amounted to $29,618, $22,715 and $21,236, of which $16,074, $10,222 and $9,556 were included in cost of revenues, respectively, and of which $13,544, $12,493 and $11,680 were included selling, general and administrative expenses, respectively.

As of December 31, 2022, certain land use rights were pledged as collaterals to secure the Company’s bank loan from Bank of Weifang (see Note 9).

During the years ended December 31, 2022, 2021 and 2020, the Company had no impaired intangible assets.

Amortization of intangible assets attributable to future periods as of December 31, 2022 is as follows:

Amortization amount
2023	$115,400
2024	115,400
2025	115,400
2026	115,400
2027	115,400
Thereafter	4,384,881
Total	$4,961,881